Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory	Composed as follows:
	March 31,	December 31,
	2021	2020
	USD in thousands
Raw materials and supplies	145	45
Finished goods	279	278
Inventory write downs	(79)	(79)
	345	244
Composed as follows:
	December 31,
	2020	2019
	USD in thousands
Raw materials and supplies	45	24
Work in progress	-	316
Finished goods	278	560
Inventory write downs	(79)	-
	244	900